Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets [Table Text Block]	Other non-current assets consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB	USD

Deposits	2,043	1,828	262
Others	1,113	741	106
Other non-current assets	3,156	2,569	368